FINANCIAL ASSETS AND FINANCIAL LIABILITIES- Comparison of Carrying Amounts and Fair Value of Financial Instruments (Detail) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Aug. 13, 2014
Financial assets at amortized cost
Cash on hand and cash at banks	$ 54,017,000	$ 44,507,000
Financial assets at fair value at fair value through profit	39,000	249,000
Trade receivables	81,982,000	103,564,000
Other receivables	2,397,000	2,648,000
Due from related parties	11,018,000	13,965,000
Financial assets-non-current
Financial assets at fair value through other comprehensive income	1,553,000	2,929,000
Financial assets at amortized cost
Long-term bank deposits	1,354,000	1,725,000
Total	152,360,000	169,587,000
Liabilities at amortized cost
Interest-bearing loans and borrowings	45,576,000	62,083,000
Trade and other payables	39,891,000	44,784,000
Due to related parties	16,613,000	11,865,000
Accruals	21,218,000	23,374,000
Lease liabilities	627,000	571,000
Liabilities at amortized cost
Interest-bearing loans and borrowings	12,155,000	3,304,000
Lease liabilities	1,947,000	1,916,000
Total	138,027,000	147,897,000	$ 0
Fair value
Financial assets at amortized cost
Cash on hand and cash at banks	54,017,000	44,507,000
Financial assets at fair value at fair value through profit	39,000	249,000
Trade receivables	81,982,000	103,564,000
Other receivables	2,397,000	2,648,000
Due from related parties	11,018,000	13,965,000
Financial assets-non-current
Financial assets at fair value through other comprehensive income	1,553,000	2,929,000
Financial assets at amortized cost
Long-term bank deposits	1,354,000	1,725,000
Total	152,360,000	169,587,000
Liabilities at amortized cost
Interest-bearing loans and borrowings	45,576,000	62,083,000
Trade and other payables	39,891,000	44,784,000
Due to related parties	16,613,000	11,865,000
Accruals	21,218,000	23,374,000
Lease liabilities	627,000	571,000
Liabilities at amortized cost
Interest-bearing loans and borrowings	12,155,000	3,304,000
Lease liabilities	1,947,000	1,916,000
Total	$ 138,027,000	$ 147,897,000